Costs and expenses by nature	6 Months Ended
Jun. 30, 2026
Costs And Expenses By Nature
Costs and expenses by nature

4. Costs and expenses by nature

a) Cost of goods sold, and services rendered

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Services	1,501	1,196	2,724	2,218
Shipping and other freight costs	1,514	1,200	2,589	2,264
Depreciation, depletion and amortization	838	761	1,638	1,422
Personnel	882	710	1,662	1,383
Materials	776	739	1,458	1,343
Acquisition of products	659	626	1,300	1,183
Royalties	378	306	693	565
Fuel, oil and gas	332	289	611	554
Energy	198	138	387	260
Others	216	120	405	344
Total	7,294	6,085	13,467	11,536

b) Selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Personnel	61	59	130	121
Services	58	33	98	60
Depreciation and amortization	17	7	27	31
Other	40	32	73	64
Total	176	131	328	276

c) Other operating expenses, net

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2026	2025	2026	2025
Expenses related to Brumadinho event	22	154	94	222	200
Reversal in provisions related to de-characterization of dam and asset decommissioning obligation, net	12	(67)	(52)	(65)	(53)
Provision for litigations	24(a)	74	34	117	91
Profit sharing program		35	23	57	63
Expenses related to socio-environmental commitments		316	34	390	48
Others		92	89	141	131
Total		604	222	862	480